DIVIDENDS	12 Months Ended
Dec. 31, 2019
ifrs DIVIDENDS [abstract]
Disclosure of dividends

35         DIVIDENDS

The dividends paid to the ordinary shareholders of the Group in 2019were RMB425,012,000 (RMB0.06 per share) (2017 and 2018: RMB566,683,000, RMB0.08 per share).

	2017	2018	2019
	RMB’000	RMB’000	RMB’000

Final, proposed, of RMB0.06 (2017: RMB0.08 and 2018: RMB0.06) per ordinary share	566,683	425,012	425,012

At the meeting of the directors held on March 30, 2020, the directors proposed a final dividend of RMB0.06 per ordinary share for the year ended December 31, 2019, which is subject to the approval by the shareholders in general meeting. This proposed dividend was not reflected as a dividend payable in the Group’s and the Company’s financial statements as at December 31, 2019.